Prospectus Supplement

April 30, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated April 30, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Mid Cap Growth Portfolio (the "Portfolio")

On April 30, 2013, the Portfolio will recommence offering Class I, Class P, Class H and Class L shares. Accordingly, effective April 30, 2013, the Prospectus is revised as follows:

The first paragraph of the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted in its entirety.

The first paragraph of the section of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares" is hereby deleted in its entirety.

The first paragraph of the section of the Prospectus entitled "Purchasing Class H Shares" is hereby deleted in its entirety.

Please retain this supplement for future reference.

  IFTMCGSPT-0413

Statement of Additional Information Supplement

April 30, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated April 30, 2013 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2013

Mid Cap Growth Portfolio (the "Portfolio")

On April 30, 2013, the Portfolio will recommence offering Class I, Class P, Class H and Class L shares. Accordingly, effective April 30, 2013, the information in the table entitled "Share Class and Ticker Symbol" on the cover of the Portfolio's Statement of Additional Information ("SAI") is hereby deleted and replaced with the following:

Share Class and Ticker Symbol
	Class I	Class P	Class H	Class L
U.S. EQUITY PORTFOLIO:
Mid Cap Growth Portfolio	MPEGX	MACGX	MSKHX	MSKLX
FIXED INCOME PORTFOLIOS:
Core Fixed Income Portfolio	MPSFX	MDIAX	MSXHX	MSXLX
Core Plus Fixed Income Portfolio	MPFIX	MFXAX	MSDHX	MSIOX
Corporate Bond Portfolio	MPFDX	MIGAX	MSGHX	MGILX
High Yield Portfolio	MSYIX	MSYPX	MSYHX	MSYLX
Limited Duration Portfolio	MPLDX	MLDAX	MSOHX	MSJLX
ASSET ALLOCATION PORTFOLIO:
Global Strategist Portfolio	MPBAX	MBAAX	MSBHX	MSDLX

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The last paragraph under the section of the Portfolio's SAI entitled "Purchase of Shares" is hereby deleted in its entirety.

Please retain this supplement for future reference.